PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 218,470
Additions	82,179	$ 130,191
Impairment loss	(39,771)	(613)
Ending Balance	247,420	218,470
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	233,128	104,714
Transition to IFRS 16	2,244
Additions	82,179	130,191
Construction completed	0	0
Disposals	(1,028)	(323)
Impairment loss	(37,166)	(613)
Reclassification of computer software		(841)
Ending Balance	279,357	233,128
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(14,658)	(6,075)
Depreciation	(17,561)	(8,870)
Disposals	282	22
Reclassification of computer software		265
Ending Balance	(31,937)	(14,658)
LAND [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,211
Ending Balance	4,075	2,211
LAND [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,211	2,205
Transition to IFRS 16	0
Additions	1,864	6
Construction completed	0	0
Disposals	0	0
Impairment loss	0	0
Reclassification of computer software		0
Ending Balance	4,075	2,211
LAND [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Disposals	0	0
Reclassification of computer software		0
Ending Balance	0	0
BUILDINGS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	66,537
Ending Balance	118,819	66,537
BUILDINGS [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	70,774	47,101
Transition to IFRS 16	0
Additions	22,316	15,753
Construction completed	71,663	8,042
Disposals	(517)	(122)
Impairment loss	(37,214)	0
Reclassification of computer software		0
Ending Balance	127,022	70,774
BUILDINGS [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(4,237)	(1,997)
Depreciation	(4,074)	(2,245)
Disposals	108	5
Reclassification of computer software		0
Ending Balance	(8,203)	(4,237)
CONSTRUCTION IN PROCESS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	65,515
Ending Balance	2,128	65,515
CONSTRUCTION IN PROCESS [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	65,515	11,993
Transition to IFRS 16	0
Additions	46,847	105,512
Construction completed	(110,234)	(51,990)
Disposals	0	0
Impairment loss	0	0
Reclassification of computer software		0
Ending Balance	2,128	65,515
CONSTRUCTION IN PROCESS [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Disposals	0	0
Reclassification of computer software		0
Ending Balance	0	0
GROWING & PROCESSING EQUIPMENT [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	79,313
Ending Balance	112,950	79,313
GROWING & PROCESSING EQUIPMENT [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	87,931	40,493
Transition to IFRS 16	0
Additions	7,597	5,554
Construction completed	37,851	42,698
Disposals	(436)	201
Impairment loss	48	(613)
Reclassification of computer software		0
Ending Balance	132,991	87,931
GROWING & PROCESSING EQUIPMENT [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(8,618)	(2,956)
Depreciation	(11,568)	(5,679)
Disposals	145	17
Reclassification of computer software		0
Ending Balance	(20,041)	(8,618)
OTHER [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,894
Ending Balance	5,541	4,894
OTHER [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,697	2,922
Transition to IFRS 16	0
Additions	1,335	3,366
Construction completed	720	1,250
Disposals	(75)	0
Impairment loss	0	0
Reclassification of computer software		(841)
Ending Balance	8,677	6,697
OTHER [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,803)	(1,122)
Depreciation	(1,362)	(946)
Disposals	29	0
Reclassification of computer software		265
Ending Balance	(3,136)	(1,803)
RIGHT- OF- USELEASE ASSETS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Ending Balance	3,907	0
RIGHT- OF- USELEASE ASSETS [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Transition to IFRS 16	2,244
Additions	2,220	0
Construction completed	0	0
Disposals	0	0
Impairment loss	0	0
Reclassification of computer software		0
Ending Balance	4,464	0
RIGHT- OF- USELEASE ASSETS [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	(557)	0
Disposals	0	0
Reclassification of computer software		0
Ending Balance	$ (557)	$ 0